Annual Fund Operating Expenses - Allspring Ultra Short-Term Income Fund	Aug. 31, 2024
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Dec. 31, 2026
Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.24%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.44%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.69%
Fee Waiver or Reimbursement	(0.18%)
Net Expenses (as a percentage of Assets)	0.51%	[1]
Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.24%
Distribution and Service (12b-1) Fees	0.75%
Other Expenses (as a percentage of Assets):	0.44%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.44%
Fee Waiver or Reimbursement	(0.18%)
Net Expenses (as a percentage of Assets)	1.26%	[1]
Class A2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.24%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.34%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.59%
Fee Waiver or Reimbursement	(0.18%)
Net Expenses (as a percentage of Assets)	0.41%	[1]
Administrator Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.24%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.39%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.64%
Fee Waiver or Reimbursement	(0.13%)
Net Expenses (as a percentage of Assets)	0.51%	[1]
Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.24%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.12%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.37%
Fee Waiver or Reimbursement	(0.11%)
Net Expenses (as a percentage of Assets)	0.26%	[1]

[1]	The Manager has contractually committed through December 31, 2026, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waiver at 0.50% for Class A, 1.25% for Class C, 0.40% for Class A2, 0.50% for Administrator Class and 0.25% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.